      As filed with Securities and Exchange Commission on February 10, 2003


                                                    Registration Nos. 333- 73676
                                                                        811-3713

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6


         Registration Statement Under The Securities Act Of 1933       | |
                  Pre-Effective Amendment No.                          | |
                  Post-Effective Amendment No. 2                       |X|
                                    and

         Registration Statement Under the Investment Company Act of 1940
                  Amendment No. 2                                      |X|
                        (Check appropriate box or boxes)



                   New England Variable Life Separate Account
                           (Exact Name of Registrant)
                       New England Life Insurance Company
                               (Name of Depositor)
                501 Boylston Street, Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number: 617-578-2000


                    (Name and Address of Agent for Service):
                             Marie C. Swift, Esquire
                            Associate General Counsel
                       New England Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02116

                                    Copy to:
                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

                           ---------------------------


It is proposed that this filing will become effective (check appropriate box)

      | |   immediately upon filing pursuant to paragraph (b)

      |X|   on March 14, 2003 pursuant to paragraph (b)

      | |   60 days after filing pursuant to paragraph (a)(1)

      | |   on (date) pursuant to paragraph (a)(1) of Rule 485

      |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Units of Interest in Flexible Premium
        Variable Life Insurance Policies.


Note:

The prospectus and the statement of additional information included in Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-73676) filed on December 13, 2002 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.

PART C. OTHER INFORMATION

ITEM 27. EXHIBITS

      (a)          January 31, 1983 Resolution of the Board of Directors of
                   NEVLICO 4

      (b)          None

      (c)   (i)    Distribution Agreement between NEVLICO and NELESCO 5

            (ii)   Form of Contract between NELICO and its General Agents 4

            (iii)  Form of Contract between NELICO and its Agents 5

            (iv)   Commission Schedule for Policies 14

            (v)    Form of Contract among NES, NELICO and other broker dealers 3

      (d)   (i)    Specimen of Policy 14

            (ii)   Riders to the Policy 14

      (e)   (i)    Specimen of Application for Policy 6

            (ii)   Specimen of Application for Riders 13

      (f)   (i)    Amended and restated Articles of Organization of NELICO 2

            (ii)   Amended and restated By-Laws of NELICO 3

            (iii)  Amendments to Amended and restated Articles of Organization 7

            (iv)   Amended and restated By-Laws of NELICO 11

      (g)          Reinsurance Contracts (to be filed by amendment)

      (h)   (i)    Participation Agreement among Variable Insurance Products
                   Fund, Fidelity Distributors Corporation and New England
                   Variable Life Insurance Company 5

            (ii) Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company 1

            (iii) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Variable Life Insurance Company 1

            (iv) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company 9

            (v) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company 9

            (vi) Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Life Insurance Company 10

            (vii) Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Life Insurance Company 10

            (viii) Participation Agreement among Met Investors Series Trust, Met
                   Investors Advisory Corp., Met Investors Distribution Company and New England Life Insurance Company 13

            (ix) Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company 12

      (i)          None

      (j)          None

      (k)   (i)    Opinion and Consent of Anne M. Goggin, Esquire 14

            (ii)   Consent of Anne M. Goggin, Esq. (to be filed by amendment)

      (l)          None

      (m)   (i)    None

        (n)   (i)    Consent of Sutherland Asbill & Brennan LLP (to be filed by amendment)

            (ii)   Consent of Independent Auditors (to be filed by amendment)

      (o)          None

      (p)          None

      (q)   (i)    Consolidated memorandum describing certain procedures, filed pursuant to Rule 6e-2(b)(12)(ii) and
                   Rule 6e-3(T)(b)(12)(iii) 5

            (ii)   Second Addendum to Consolidated Memorandum 8


      (r)   (i)    Powers of Attorney 15


1 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, filed June 22, 1995.

2 Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed February 13, 1997.

3 Incorporated herein by reference to the Pre-effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed July 16, 1997.

4 Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 33-66864, filed February 25, 1998.

5 Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 24, 1998.

6 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, filed January 20, 1999.

7 Incorporated herein by reference to the Post-Effective Amendment No.4 to the Variable Account's Form S-6 Registration Statement, File No. 33-65263, filed February 24, 1999.

8 Incorporated herein by reference to the Post-Effective Amendment No.10 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 26, 1999.

9 Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, filed November 9, 2000.

10 Incorporated herein by reference to the Post-Effective Amendment No.2 to the Variable Account's Form S-6 Registration Statement, File No. 333-89409, filed February 26, 2001.

11 Incorporated herein by reference to the Post-Effective Amendment No.4 to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed April 25, 2001.

12 Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 333-89409, filed July 20, 2001.

13 Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 333-73676, filed November 19, 2001.

14 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-73676, filed April 29, 2002.


15 Incorporated herein by reference to Post-Effective Amendment No. 1 to the Variable Account's Form N-6 Registration Statement, File No. 333-73676, filed December 13, 2002.


ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address                  Positions and Offices with Depositor
-----------------------------------                  ------------------------------------
C. Robert Henrikson **                               Chairman, President and
                                                     Chief Executive Officer

Thom A. Faria **                                     Director

Stewart G. Nagler **                                 Director


Catherine A. Rein                                    Director
Metropolitan Property and Casualty Company
700 Quaker Lane
Warwick, RI  02887

Stanley J. Talbi ****                                Director

Lisa M. Weber **                                     Director

William J. Wheeler **                                Director

David W. Allen*                                      Senior Vice President

Mary Ann Brown*                                      Senior Vice President and Chief Actuary

Susan A. Buffum ***                                  Senior Vice President, Investments

Anthony T. Candito*                                  President, NEF Information Services and Chief Information
                                                     Officer

Thom A. Faria*                                       President, NEF Distribution

James D. Gaughan **                                  Secretary and Clerk

Anne M. Goggin*                                      Senior Vice President and
                                                     General Counsel

Alan C. Leland, Jr.*                                 Senior Vice President

George J. Maloof*                                    Executive Vice President

Hugh C. McHaffie*                                    Senior Vice President

Stephen J. McLaughlin*                               Senior Vice President

Thomas W. Moore*                                     Senior Vice President

Anthony J. Williamson ****                           Senior Vice President and Treasurer (Principal Financial
                                                     Officer)

Virginia M. Wilson ****                              Senior Vice President and Controller (Principal Accounting
                                                     Officer)

* The principal business address is 501 Boylston Street, Boston, MA 02116.

** The principal business address is One Madison Avenue, New York, NY 10010.

*** The principal business address is 10 Park Avenue, Morristown, NJ 07960.

**** The principal business address is One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY 11101.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The following list provides information regarding the entities under common control with the Depositor. The Depositor is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. The Depositor is organized under the laws of Massachusetts. No person is controlled by the Registrant.

ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             AS OF DECEMBER 31, 2001

Metropolitan Life Insurance Company (Metropolitan) is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31 2001. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Property and Casualty Insurance Company (RI)

     1) Metropolitan Group Property and Casualty Insurance Company (RI)

          a) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

     2) Metropolitan Casualty Insurance Company (RI)

     3) Metropolitan General Insurance Company (RI)

     4) Metropolitan Direct Property and Casualty Insurance Company (GA)

     5) MetLife Auto & Home Insurance Agency, Inc. (RI)

     6) Metropolitan Lloyds, Inc. (TX)

     7) Met P&C Managing General Agency, Inc. (TX)

     8) Economy Fire & Casualty Company (RI)

          a) Economy Preferred Insurance Company (RI)

          b) Economy Premier Assurance Company (RI)

B.   MetLife General Insurance Agency, Inc. (DE)

     1) MetLife General Insurance Agency of Alabama, Inc. (AL)

     2) MetLife General Insurance Agency of Kentucky, Inc. (KY)

     3) MetLife General Insurance Agency of Mississippi, Inc. (MS)

     4) MetLife General Insurance Agency of Texas, Inc. (TX)

     5) MetLife General Insurance Agency of North Carolina, Inc. (NC)

     6) MetLife General Insurance Agency of Massachusetts, Inc. (MA)

C.   Metropolitan Asset Management Corporation (DE)

     1) MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

     2) MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          a) MetLife Capital CFLI Holdings, LLC (DE)

               i) MetLife Capital CFLI Leasing, LLC (DE)

     3) MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Corporation holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non-voting common stock of MetLife Financial Acceptance Corporation.

     4) MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     5) MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     6) MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

D.   SSRM Holdings, Inc. (DE)

     1) State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          a) State Street Research Investment Services, Inc. (MA)

     2) SSR Realty Advisors, Inc. (DE)

          a) Metric Management Inc. (DE)

          b) Metric Property Management, Inc. (DE)

          c) Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

          d) Metric Capital Corporation (CA)

          e) Metric Assignor, Inc. (CA)

          f) SSR AV, Inc. (DE)

          g) SSR Development Partners LLC (DE)

E.   Metropolitan Tower Realty Company, Inc. (DE)

F.   MetLife Investors Group, Inc. (DE)

     1) MetLife Investors USA Insurance Company (DE)

     2) Security First Insurance Agency, Inc. (Massachusetts) (MA)

     3) Security First Insurance Agency, Inc. (Nevada) (NV)

     4) MetLife Investors Group of Ohio, Inc. (OH)

     5) MetLife Investors Distribution Company (DE)

     6) Met Investors Advisory Corp. (DE)

     7) Security First Financial Agency, Inc. (TX)

G.   MetLife CC Holding Company (DE)

H.   VirtualFinances.com, Inc. (DE)

I.   Metropolitan Tower Life Insurance Company (DE)

J.   MetLife Security Insurance Company of Louisiana (LA)

K.   Texas Life Insurance Company (TX)

     1) Texas Life Agency Services, Inc. (TX)

     2) Texas Life Agency Services of Kansas, Inc. (KS)

L.   MetLife Securities, Inc. (DE)

M.   23rd Street Investments, Inc. (DE)

     1) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

          a) Coating Technologies International, Inc (DE).

N. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1) Seguros Genesis, S.A. (Spain)

     2) Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

O.   Metropolitan Life Seguros de Vida S.A. (Uruguay)

     1) Jefferson Pilot Omega Seguros de Vida S.A (Uruguay)

P.   MetLife Holdings Luxembourg S.A. (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (DE)

     1) MetLife Insurance Company of the Philippines, Inc. (Philippines)

     2) Natiloportem Holdings, Inc. (DE)

          a) Servicios Administrativos Gen, S.A. de C.V.

          b) Metropolitan Insurance Services Limited. (United Kingdom) 50% of the shares is held by Metropolitan Life Insurance Company.

          c) Metropolitan Company Limited (Isle of Man)

          d) European Marketing Services S.r.l.- 95% of the shares is held by Natiloportem Holdings and 5% by MetLife International Holdings, Inc.

     3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

     4) Metropolitan Life Seguros de Retiro, S.A.

     5) Metropolitan Life Seguros de Vida S.A. (Argentina)

          a) Met AFJP S.A. (Argentina). Shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A. (5%) and by Metropolitan Life Seguros de Vida S.A. (95%).

     6) MetLife India Insurance Company Private Limited (India) -- is owned 26% by MetLife International Holdings, Inc. and 74% by third parties.

     7) MetLife Services Company Czechia, s.r.o. (Czech Republic) 10% of its shares is owned by Natiloportem Holdings, Inc.

     8)  Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

     9)  MetLife Saengmyoung Insurance Company Ltd. (Korea)

     10) Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

          a) Seguradora America do Sul S.A. (Brazil) 99.89% is owned by Metropolitan Life Seguros E Previdencia Privado S.A.

S.   Metropolitan Marine Way Investments Limited (Canada)

T. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

U. Seguros Genesis S.A. (Mexico) Metropolitan holds 93.58%, and Metropolitan Asset Management Corporation holds 3.19%.

V.   Hyatt Legal Plans, Inc. (DE)

     1) Hyatt Legal Plans of Florida, Inc. (FL)

W.   One Madison Merchandising L.L.C. (CT)

X.   Metropolitan Realty Management, Inc. (DE)

     1) Edison Supply and Distribution, Inc. (DE)

     2) Cross & Brown Company (NY)

          a) CBNJ, Inc. (NJ)

Y.   MetPark Funding, Inc. (DE)

Z.   Transmountain Land & Livestock Company (MT)

AA.  MetLife Trust Company, National Association (United States)

AB.  Benefit Services Corporation (GA)

AC.  GA Holding Corp. (MA)

AD.  CRH Co., Inc. (MA)

AE.  334 Madison Euro Investments, Inc. (DE)

     1) Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited.

          a) Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

AF.  L/C Development Corporation (CA)

AG. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

AH. New England Portfolio Advisors, Inc. (MA) A.D. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

AI. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life Insurance Company owns 34% of St. James Fleet Investments Two Limited.

AJ.  MetLife New England Holdings, Inc. (DE)

     1) Fulcrum Financial Advisors, Inc. (MA)

     2) New England Life Insurance Company (MA)

          a) New England Life Holdings, Inc. (DE)

               i) New England Securities Corporation (MA)

                    (1) Hereford Insurance Agency, Inc. (MA)

                    (2) Hereford Insurance Agency of Alabama, Inc. (AL)

                    (3) Hereford Insurance Agency of Hawaii, Inc. (HI)

               ii) N.L. Holding Corp. (DEL) (NY)

                    (1) Nathan & Lewis Securities, Inc. (NY)

                    (2) Nathan & Lewis Associates, Inc. (NY)

                         (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)

                        (b) Nathan and Lewis Associates of Texas, Inc. (TX)

     (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

     (4) Nathan & Lewis of Nevada, Inc. (NV)

          iii) MetLife Advisers, LLC (MA)

               b) Omega Reinsurance Corporation (AZ)

               c) New England Pension and Annuity Company (DE)

               d) Newbury Insurance Company, Limited (Bermuda)

AK.  GenAmerica Financial Corporation (MO)

     1) General American Life Insurance Company (MO)

          a) Paragon Life Insurance Company (MO)

          b) Security Equity Life Insurance Company (NY)

          c) Cova Corporation (MO)

               i)   MetLife Investors Insurance Company (MO)

                    (1) MetLife Investors Insurance Company of California (CA)

                    (2) First MetLife Investors Insurance Company (NY)

               ii)  Cova Life Management Company (DE)

                    (1) Cova Life Administration Services Company (IL)

                         d) General Life Insurance Company (TX)

                         e) Equity Intermediary Company (MO)

               i) Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.9% is held by Equity Intermediary Company.

     (1) Reinsurance Company of Missouri Incorporated (MO)

          (a) RGA Reinsurance Company (MO)

               (i) Fairfield Management Group, Inc. (MO)

               1. Reinsurance Partners, Inc. (MO)

               2. Great Rivers Reinsurance Management, Inc. (MO)

               3. RGA (U.K.) Underwriting Agency Limited (United Kingdom)

     (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

     (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

     (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

          (a) RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group, L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company owns 20% of RGA Financial Group, L.L.C.

     (5) RGA International Ltd. (CBCA) (Canada)

          (a)  RGA Canada Management Inc. (CBCA) Canada)

               (i)  RGA Life Reinsurance Company of Canada Limited (CBCA)
                    (Canada)

     (6) RGA Holdings Limited (United Kingdom)

          (a) RGA UK Services Limited (United Kingdom)

          (b) RGA Capital Limited U.K. (United Kingdom)

          (c) RGA Reinsurance (UK) Limited (United Kingdom)

     (7) RGA South African Holdings (Pty) Ltd. (South Africa)

          (a) RGA Reinsurance Company of South Africa Limited (South Africa)

     (8) RGA Australian Holdings Pty Limited (Australia)

          (a) RGA Reinsurance Company of Australia Limited (Australia)

     (9) General American Argentina Seguros de Vida, S.A. (Argentina)

     (10) RGA Argentina, S.A. (Argentina)

     (11) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

     (12) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

     (13) RGA Sigma Reinsurance SPC (Cayman Islands)

     (14) RGA International Co. (Nova Scotia)

          (a) RGA Financial Products Limited (Canada)

               f)   GenAm Holding Company (DE)

                    i)   Krisman, Inc. (MO)

                    ii) Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                    iii) White Oak Royalty Company (OK)

                    iv)  GM Marketing Incorporated (MO)

               g)   John S. McSwaney & Associates, Inc. (ND)

               h) GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     2) Collaborative Strategies, Inc. (MO)

     3) Missouri Reinsurance (Barbados) Inc. (Barbados)

     4) GenAmerica Capital I (DE)

     5) Walnut Street Securities, Inc. (MO)

          a) WSS Insurance Agency of Alabama, Inc. (AL)

          b) WSS Insurance Agency of Massachusetts, Inc. (MA)

          c) WSS Insurance Agency of Nevada, Inc. (NV)

          d) WSS Insurance Agency of Ohio, Inc. (OH)

          e) WSS Insurance Agency of Texas, Inc. (TX)

          f) Walnut Street Advisers, Inc. (MO)

     6) General American Distributors, Inc. (MO)

AL. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia (Poland)

AM.  MetLife (India) Private Ltd. (India)

AN.  Tossle Company (Cayman Islands)

AO.  MetDent, Inc. (DE)

AP.  334 Madison Avenue BTP-D Investor, LLC (DE)

AQ.  334 Madison Avenue BTP-E Investor, LLC (DE)

AR.  MetLife Holdings, Inc. (DE)

     1) MetLife Credit Corp. (DE)

     2) MetLife Funding Inc. (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

2) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

4) Metropolitan indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

5) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

7) Mezzanine Investment Limited Partnerships (MILPs), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following:
     Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 30. INDEMNIFICATION

      The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which the Depositor and New England Securities Corporation, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

      Section 9 of NELICO's By-Laws provides that NELICO shall, to the extent legally permissible, indemnify its directors and officers against liabilities and expenses relating to lawsuits and proceedings based on such persons' roles as directors or officers. However, Section 9 further provides that no such indemnification shall be made with respect to any matter as to which a director or officer is adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation. Section 9 also provides that in the event a matter is disposed of by a settlement payment by a director or officer, indemnification will be provided only if the settlement is approved as in the best interest of the corporation by (a) a disinterested majority of the directors then in office, (b) a majority of the disinterested directors then in office, or (c) the holders of a majority of outstanding voting stock (exclusive of any stock owned by any interested director or officer).

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of NELICO pursuant to the foregoing provisions, or otherwise, NELICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by NELICO of expenses incurred or paid by a director, officer, or controlling person of NELICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, NELICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

      (a) New England Securities Corporation also serves as principal underwriter for:

      New England Zenith Fund
      New England Variable Annuity Fund I
      New England Variable Annuity Separate Account
      New England Life Retirement Investment Account
      The New England Variable Account

      (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

               Name and

  Principal Business Address          Positions and Offices with Principal Underwriter
  --------------------------          ------------------------------------------------
Richard J. Miller ******            Chairman of the Board, Director, President and CEO

Virgel E. Aquino *****              Assistant Vice President

Steven J. Brash**                   Assistant Treasurer

David Decker ****                   Vice President

Mary M. Diggins*                    Vice President, General Counsel, Secretary and Clerk

Johannes A. Etwaroo*****            Vice President of Operations

Thom A. Faria*                      Director

Anne M. Goggin*                     Director

Gregory M. Harrison***              Assistant Treasurer

Paul D. Hipworth *****              Treasurer and Chief Financial Officer

Laura A. Hutner*                    Vice President

Mitchell A. Karman*                 Vice President

Rebecca Chiccino Kovatch**          Field Vice President

Joanne E. Logue*                    Vice President

Genevieve C. Martin*                Field Vice President

Sean G. McNamara*****               Assistant Vice President

Jonathan M. Rozek*                  Vice President

Bette Skandalis*                    Vice President

Principal Business Address:         * 501 Boylston Street, Boston, MA 02117

                                    ** MetLife - One Madison Avenue, New York, NY 10010

                                    *** MetLife- 27-01 Queens Plaza North, Long Island City, NY 11101

                                    **** MetLife - 260 Madison Avenue, New York, NY 10016

                                    ***** MetLife - 485 E US Highway South, Iselin, NY 08830

                                    ****** General American, 700 Market Street, St. Louis, MO 63101

      (c)

          (1)                      (2)                     (3)                    (4)                    (5)
                                                     Compensation on
                             Net Underwriting      Events Occasioning
   Name of Principal          Discounts and        the Deduction of a                                   Other
      Underwriter              Commissions         Deferred Sales Load   Brokerage Commissions      Compensation
New England
Securities
Corporation                      $
                                  -----                  -----                  -----                   -----

Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

      The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

      (a)    Registrant

      (b)    Metropolitan Life Insurance Company
             One Madison Avenue
             New York, New York 10010

      (c)    New England Securities Corporation

             501 Boylston Street
             Boston, Massachusetts 02116

ITEM 33. MANAGEMENT SERVICES

      Not applicable

ITEM 34. FEE REPRESENTATION

      New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 10th day of February 2003.


                                   New England Variable Life Separate Account
                                               (Registrant)

                                   By: New England Life Insurance Company
                                               (Depositor)

                                       By:      /s/ Anne M. Goggin
                                          --------------------------------------
                                                    Anne M. Goggin, Esq.
                                                    Senior Vice President
                                                    and General Counsel
Attest:

/s/  John E. Connolly, Jr.
--------------------------
John E. Connolly, Jr.

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 10th day of February, 2003.


                                       New England Life Insurance Company

(Seal)
                                       By:      /s/ Anne M. Goggin
                                          --------------------------------------
                                                Anne M. Goggin, Esq.
                                                Senior Vice President
                                                and General Counsel

Attest:

/s/      John E. Connolly, Jr.
------------------------------------
         John E. Connolly, Jr.


      Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities indicated, on February 10, 2003.


                  *                                Chairman, President and
------------------------------------               Chief Executive Officer
C. Robert Henrikson

                  *
------------------------------------
Thom A. Faria                                             Director

                  *
------------------------------------
Stewart G. Nagler                                         Director

                  *
------------------------------------
Catherine A. Rein                                         Director

                  *
------------------------------------
Stanley J. Talbi                                          Director

                  *
------------------------------------
Lisa M. Weber                                             Director

                  *
------------------------------------
William J. Wheeler                                        Director

                  *                         Senior Vice President and Treasurer
------------------------------------            (Principal Financial Officer)
Anthony J. Williamson

                  *                        Senior Vice President and Controller
------------------------------------           (Principal Accounting Officer)
Virginia M. Wilson

                                       By:      /s/ Marie C. Swift, Esq.
                                           -----------------------------
                                                    Marie C. Swift, Esq.
                                                    Attorney-in-fact


* Executed by Marie C. Swift, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 1 to the Variable Account's Form N-6 Registration Statement, File No. 333-73676, filed on December 13, 2002.